Note 9 - Derivatives - Note Conversion Feature (Details) - Reconciliation of Derivative Liability (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 30, 2011
Reconciliation of Derivative Liability [Abstract]
Fair value	$ 406,047	$ 658,453	$ 364,802	$ 442,311
Decrease in value	(263,050)	(304,994)	(131,397)
Addition	400,949	674,167	952,214
Reclassification from liability to equity as a result of note conversions	$ (390,305)	$ (75,522)	$ (898,326)